Cover	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-33260
Entity Registrant Name	TE CONNECTIVITY PLC
Entity Central Index Key	0001385157
Entity Tax Identification Number	98-1779916
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Parkmore Business Park West
Entity Address, Address Line Two	Parkmore
Entity Address, City or Town	Galway
Entity Address, Country	IE
Entity Address, Postal Zip Code	H91VN2T
City Area Code	353
Local Phone Number	91 378 040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, Par Value $0.01
Trading Symbol	TEL
Security Exchange Name	NYSE
2.50% Senior Notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.50% Senior Notes due 2028
Trading Symbol	TEL 28
Security Exchange Name	NYSE
0.00% Senior Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.00% Senior Notes due 2029
Trading Symbol	TEL 29
Security Exchange Name	NYSE
3.250% Senior Notes due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.25% Senior Notes due 2033
Trading Symbol	TEL 33
Security Exchange Name	NYSE